Defined Contribution Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total employee contributions		50.00%
Employee contributions during the year		6.00%
401(k) Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Company's contributed to the 401(k) Plan	$ 332,000	$ 194,000	$ 0